REPORT FOR THE CALENDAR QUARTER, ENDED September 30, 2008

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                                                                 OMB Approval
                                                                 OMB 3235-0006
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                                                                 SEC USE ONLY
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FORM           INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
13F           MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549

                Report for the Calendar Qtr, Ended September 30, 2008

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                (Please read instructions before preparing form.)
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Check here if Amendment | |; Amendment Number:

This Amendment (Check only one.): | | is a restatement.
                                  | | adds new holdings entries.
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Name of Institutional Investment Manager:

                   GOODHOPE ADVISERS, LLC
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Business Address:

      1345 Avenue of the Americas      New York      NY          10105-4300
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                 Street                  City       State            Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

Mark Goldstein            212-698-3101           Chief Compliance Officer
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   ATTENTION--Intentional misstatements or omissions of facts constitute
              Federal Criminal Violations. See 18 U.S.C. 1001 and
              15 U.S.C. 78ff(a).
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   The institutional Investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 13th day of November, 2008.

                                    GoodHope Advisers, LLC
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)

                                    /s/ Mark Goldstein
                                    --------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                            to Submit This Report)


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

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REPORT SUMMARY:

Number of Other Included Managers:                      1
Form 13 F Information Table Entry Total:         33,037,595
Form 13 F Information Table Value Total:    971,609 (x$1000)

Arnhold and S. Bleichroeder Advisers, LLC

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D BLACKSTONE GROUP LP /THE BX JA CALL             09253U108    36478    55269 SH       SOLE                  55269        0        0
D OCH-ZIFF CAPITAL MANAGEMENT GR CALL             67551U105       64      234 SH       SOLE                    234        0        0
D TYCO ELECTRONICS LTD           COM NEW          G9144P105    40902  1478745 SH       SOLE                1478745        0        0
D AMR CORP                       COM              001765106    34214  3484130 SH       SOLE                3484130        0        0
D ALPHA NATURAL RESOURCES INC    COM              02076X102    10661   207284 SH       SOLE                 207284        0        0
D ALPHARMA INC                   CL A             020813101     7120   193003 SH       SOLE                 193003        0        0
D AMPHENOL CORP NEW              CL A             032095101    67030  1669915 SH       SOLE                1669915        0        0
D ANHEUSER BUSCH COS INC         COM              035229103     8977   138368 SH       SOLE                 138368        0        0
D BARRICK GOLD CORP              COM              067901108    40313  1097240 SH       SOLE                1097240        0        0
D BERKSHIRE HATHAWAY INC DEL     CL B             084670207    93007    21162 SH       SOLE                  21162        0        0
D CITIGROUP INC                  COM              172967101     2841   138527 SH       SOLE                 138527        0        0
D CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    36062  2636126 SH       SOLE                2636126        0        0
D DIRECTV GROUP INC              COM              25459L106    25555   976507 SH       SOLE                 976507        0        0
D FEDERAL NATL MTG ASSN          COM              313586109    17974 11748015 SH       SOLE               11748015        0        0
D GENENTECH INC                  COM NEW          368710406    59364   669423 SH       SOLE                 669423        0        0
D GENERAL DYNAMICS CORP          COM              369550108    70870   962651 SH       SOLE                 962651        0        0
D INTERNATIONAL BUSINESS MACHS   COM              459200101    27439   234600 SH       SOLE                 234600        0        0
D JPMORGAN & CHASE & CO          COM              46625H100    33654   720637 SH       SOLE                 720637        0        0
D LINEAR TECHNOLOGY CORP         COM              535678106    69169  2255985 SH       SOLE                2255985        0        0
D LOCKHEED MARTIN CORP           COM              539830109   102172   931634 SH       SOLE                 931634        0        0
D PARKER HANNIFIN CORP           COM              701094104    18003   339688 SH       SOLE                 339688        0        0
D QUALCOMM INC                   COM              747525103    26750   622518 SH       SOLE                 622518        0        0
D SPDR GOLD TRUST                GOLD SHS         78463V107   105778  1238034 SH       SOLE                1238034        0        0
D ST JUDE MED INC                COM              790849103    19005   437000 SH       SOLE                 437000        0        0
D SCHERING PLOUGH CORP           COM              806605101     8625   467000 SH       SOLE                 467000        0        0
D TJX COS INC NEW                COM              872540109     9580   313900 SH       SOLE                 313900        0        0
S REPORT SUMMARY                 26 DATA RECORDS    971609  33037595      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED